RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Amount due to related parties	¥ 15,360	¥ 11,988
STT Singapore DC Pte. Ltd.
Related Party Transactions
Commission income	553	624
Amount due to related parties	7,938	5,350
Billed on behalf of related parties	40,503	55,392
STT DEFU 2 Pte. Ltd.
Related Party Transactions
Commission income	485	332
Amount due to related parties	7,422	6,638
Billed on behalf of related parties	40,256	43,069
Affiliated Entity
Related Party Transactions
Commission income	¥ 1,038	¥ 956